(logo) Computershare

Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
www.computershare.com

April 17, 2026

Citigroup Commercial Mortgage Securities, Inc. as Depositor

388 Greenwich Street, 6th Floor

New York, NY 10013

Attention: Richard Simpson

Email: Richard.simpson@citi.com; ryan.m.oconnor@citi.com

KeyBank National Association as Master Servicer

11501 Outlook Street, Suite 300

Overland Park, KS 66211

Email: surveillance_inquiries@keybank.com

LNR Partners, LLC as Special Servicer

2340 Collins Avenue, Suite 700

Miami Beach, FL 33139

Attention: Heather Bennett and Arnold Shulkin

Email: hbennett@starwood.com; ashulkin@lnrpartners.com; lnr.cmbs.notices@lnrproperty.com

Wilmington Trust, National Association as Trustee

1100 North Market Street

Wilmington, DE 19890

Attention: CMBS Trustee

Email: cmbstrustee@wilmingtontrust.com

Pentalpha Surveillance LLC as Operating Advisor and

Asset Representations Reviewer

501 John James Audubon Parkway, Suite 401

Amherst, NY 14228

Attention: Transaction Manager

Email: notices@pentalphasurveillance.com

Computershare Trust Company, N.A. as agent for Wells Fargo

Bank, N.A., as Custodian

1055 10th Avenue SE

Minneapolis, Minnesota 55414

Attention: WFCM2016-C32

Email: CMBSAAReleaseTeam@computershare.com

Attention:                CGCMT2016-GC36

In accordance with Section 11.01(a) of the Pooling and Servicing Agreement, dated as of February 1, 2016 (the “Pooling and Servicing Agreement”), by and among Citigroup Commercial Mortgage Securities Inc., as Depositor, Keybank National Association, as Master Servicer, Wells Fargo Bank, National Association, as Special Servicer and as Certificate Administrator, Pentalpha Surveillance LLC, as Operating Advisor and as Asset Representations Reviewer, and Wilmington Trust, National Association, as Trustee, the Certificate Administrator hereby notifies you as of April 10, 2026, an Asset Review Trigger has occurred for the following Mortgage Loan(s).

Mortgage Loan(s)

Prospectus ID 6

Prospectus ID 7

Prospectus ID 8

Prospectus ID 12

Prospectus ID 13

Prospectus ID 14

Prospectus ID 23

Prospectus ID 25

Prospectus ID 29

Prospectus ID 32

Capitalized terms used but not defined herein have the respective meanings given to them in the Pooling and Servicing Agreement.

Wells Fargo Bank, National Association, as

Certificate Administrator for the Holders

of the CGCMT2016-GC36

By: Computershare Trust Company, N.A. as agent